Retrospective adjustments, Stock Options (Details) - shares	Jul. 31, 2025	Nov. 06, 2024	Oct. 31, 2024	Jul. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of stock options, Outstanding (in shares)	108,644	58,644	62,772	62,772
Number of stock options, Exercisable (in shares)	51,859			33,496
Prior to Retrospective Impact [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of stock options, Outstanding (in shares)				4,105,000
Number of stock options, Exercisable (in shares)				2,190,250